Income Taxes (Narrative) (Details) (USD $)						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 The Netherlands [Member]		Dec. 31, 2012 The Netherlands [Member]		Dec. 31, 2011 The Netherlands [Member]		Dec. 31, 2013 Ireland [Member]		Dec. 31, 2012 Ireland [Member]		Dec. 31, 2011 Ireland [Member]		Dec. 31, 2013 United States Of America [Member]		Dec. 31, 2012 United States Of America [Member]		Dec. 31, 2011 United States Of America [Member]		Dec. 31, 2013 Sweden [Member]		Dec. 31, 2012 Sweden [Member]		Dec. 31, 2011 Sweden [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 0	$ 0		$ 0
Corporate income tax rate						25.00%	[1]	25.00%	[1]	25.00%	[1]	12.50%	[1]	12.50%	[1]	12.50%	[1]	35.60%	[1]	36.20%	[1]	37.60%	[1]	18.60%	[1]	18.60%	[1]	18.60%	[1]
Deferred Tax Assets (Liabilities), Net	59,821,000	79,726,000				17,699,000		17,634,000				21,760,000		38,713,000				11,968,000		15,329,000				8,394,000		8,050,000
Deferred income tax asset	121,663,000	131,296,000	[2]
Deferred income tax liability	61,842,000	51,570,000	[2]
Valuation allowance on tax assets				$ 54,357,000	$ 44,696,000	$ 0						$ 0						$ 0						$ 0

[1]	The local statutory income tax expense for our significant tax jurisdictions (The Netherlands, Ireland and Isle of Man) does not differ from the actual income tax expense.
[2]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.